Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000199555 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000199555 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000199555 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000199555 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000011303 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000011303 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000011303 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000011303 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000213594 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000213594 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000213594 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000213594 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%